Credit loss allowance expenses	12 Months Ended
Dec. 31, 2021
Credit loss allowance expenses

7. Credit loss allowance expenses

	2021	2020	2019

Additions	459,759	312,446	324,326
Reversals	(148,158)	(151,676)	(135,344)
Net increase of loss allowance (note 13)	311,601	160,770	188,982
Recovery	(22,494)	(18,202)	(18,789)
Credit card receivables	289,107	142,568	170,193

Additions	246,044	41,105	4,985
Reversals	(53,966)	(14,085)	-
Net increase of loss allowance (note 14)	192,078	27,020	4,985
Recovery	(542)	(103)	-
Loans to customers	191,536	26,917	4,985
Total	480,643	169,485	175,178